Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 TTD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 7,515			$ 6,480
Par value	7,516			6,802
Subordinated indebtedness sold short (held) for trading purposes, at par value	(50)			3
Subordinated indebtedness sold short (held) for trading purposes	(50)			3
Subordinated indebtedness net of trading purposes, at par value	7,466			6,805
Subordinated indebtedness net of trading purposes	$ 7,465			6,483	[1]
July 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value				36
Interest rate	5.75%	5.75%	5.75%
Contractual maturity date	July 11, 2024
Par value				36
July 11, 2024 [member] | Fixed interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 175
May 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 31			30
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2029
Par value	$ 25			25
June 19, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value				1,501
Interest rate	2.95%	2.95%	2.95%
Contractual maturity date	June 19, 2029
At par	Jun. 19, 2024
Par value				1,500
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 979			793
Interest rate	2.01%	2.01%	2.01%
Contractual maturity date	July 21, 2030
At par	Jul. 21, 2025
Par value	$ 1,000			1,000
January 7, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 186			200
Interest rate	11.60%	11.60%	11.60%
Contractual maturity date	January 7, 2031
At greater of Canada Yield Price and par	January 7, 1996
Par value	$ 200			200
April 21, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 958			1,000
Interest rate	1.96%	1.96%	1.96%
Contractual maturity date	April 21, 2031
At par	Apr. 21, 2026
Par value	$ 1,000			1,000
May 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 140			145
Interest rate	10.80%	10.80%	10.80%
Contractual maturity date	May 15, 2031
At greater of Canada Yield Price and par	May 15, 2021
Par value	$ 150			150
April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 993			945
Interest rate	4.20%	4.20%	4.20%
Contractual maturity date	April 7, 2032
At par	Apr. 07, 2027
Par value	$ 1,000			1,000
May 25, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 33			31
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2032
Par value	$ 25			25
January 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,060			918
Interest rate	5.33%	5.33%	5.33%
Contractual maturity date	January 20, 2033
At par	Jan. 20, 2028
Par value	$ 1,000			1,000
April 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 750			750
Interest rate	5.35%	5.35%	5.35%
Contractual maturity date	April 20, 2033
At par	Apr. 20, 2028
Par value	$ 750			750
May 25, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 34			32
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2033
Par value	$ 25			25
January 16, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,250
Interest rate	5.30%	5.30%	5.30%
Contractual maturity date	January 16, 2034
At par	Jan. 16, 2029
Par value	$ 1,250
June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,000
Interest rate	4.90%	4.90%	4.90%
Contractual maturity date	June 12, 2034
At par	Jun. 12, 2029
Par value	$ 1,000
May 25, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 35			33
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2035
Par value	$ 25			25
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	July 31, 2084
At par	Jul. 27, 1990
July 31, 2084 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 53			53
Interest rate basis	Floating
Par value	$ 53			53
July 31, 2084 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 38
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Contractual maturity date	August 31, 2085
At par	Aug. 20, 1991
August 31, 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 13			13
Interest rate basis	Floating
Par value	$ 13			$ 13
August 31, 2085 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 10

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.